February 13, 2025

Via EDGAR Filing

Securities and Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

Re:	Align Alternative Access Fund (the “Registrant”)

Ladies and Gentlemen:

On behalf of the Registrant, we hereby electronically file, pursuant to the Investment Company Act of 1940, as amended (the "1940 Act") and the Securities Act of 1933, as amended (the "1933 Act"), the Registrant's Registration Statement on in pre-effective amendment to Form N-2 under the 1940 Act and 1933 Act. The purpose of this amendment is primarily to complete certain information and address initial comments from the staff.

If you have any questions concerning this filing, please contact Cassandra Borchers at (513) 352-6632.

Very truly yours,

Thompson Hine LLP

/s/ Cassandra W. Borchers
Cassandra W. Borchers